Calvert
Income Fund
June 30, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 9.9%

Security	Principal Amount* (000's omitted)		Value
AASET MT-1 Ltd., Series 2025-2A, Class B, 6.01%, 2/16/50(1)		2,106	$ 2,074,779
AASET Trust, Series 2025-1A, Class B, 6.576%, 2/16/50(1)		1,437	1,441,538
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		2,240	2,282,579
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)		1,460	1,474,306
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)		4,525	4,520,533
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)		2,155	2,163,945
Series 2025-1A, Class C, 7.75%, 2/15/50(1)		2,855	2,840,150
Series 2025-2A, Class B, 6.303%, 8/15/50(1)		1,054	1,050,611
Series 2026-1A, Class A, 5.073%, 3/15/51(1)		3,324	3,271,735
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)		1,500	1,499,945
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)		3,510	3,494,370
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	2,700	1,885,402
DataBank Issuer II LLC, Series 2025-1A, Class B, 5.669%, 9/27/55(1)		1,576	1,520,040
DataBank Issuer LLC:
Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		1,050	1,042,166
Series 2026-1A, Class A2, 5.811%, 2/25/56(1)		2,642	2,642,943
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		757	748,774
Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.237%, 1/20/51(1)		7,090	6,852,200
FIGRE Trust:
Series 2025-FL1, Class A1, 5.265% to 7/25/28, 7/25/55(1)(2)		2,547	2,544,146
Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(1)(2)		2,944	2,943,501
GGAM Master Trust International Ltd., Series 2026-1A, Class Y, 9.317%, 9/30/60(1)(3)		1,905	1,904,999
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		3,238	3,269,974
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		2,113	2,107,280
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		3,363	3,337,626
Iskandar Enterprise LLC, Series 2026-1A, Class A22, 5.343%, 4/17/56(1)		2,825	2,815,423
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.483%, (1 mo. SOFR + 2.85%), 5/16/30(1)(4)		1,829	1,823,594
Series 2025-GT1, Class B, 7.183%, (1 mo. SOFR + 3.55%), 5/16/30(1)(4)		1,445	1,446,209
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)		155	153,768
Series 2020-1A, Class C, 6.413%, 2/15/45(1)		5	5,139
Security	Principal Amount* (000's omitted)		Value
MAPS Trust:
Series 2026-1A, Class A, 5.201%, 1/15/51(1)		4,000	$ 3,936,634
Series 2026-1A, Class B, 6.129%, 1/15/51(1)		1,571	1,550,422
MAST Ltd., Series 2026-1A, Class A, 5.134%, 2/15/51(1)		4,050	3,974,645
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		61	52,158
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		3,583	111,246
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)		1,034	1,029,016
Series 2024-1, Class B, 6.09%, 8/15/49(1)		1,239	1,225,882
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,897	2,778,610
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)		2,661	2,664,689
NRZ Excess Spread-Collateralized Notes:
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		963	954,664
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		2,052	2,052,384
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)		93	92,889
Oportun Issuance Trust:
Series 2021-C, Class C, 3.61%, 10/8/31(1)		692	684,454
Series 2025-C, Class D, 5.91%, 7/8/33(1)		1,810	1,794,004
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)		394	390,395
Series 2021-5, Class C, 3.93%, 8/15/29(1)		404	401,273
Phantom Aviation, Series 2026-1A, Class B, 6.027%, 1/15/51(1)		3,241	3,161,151
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		2,408	2,312,489
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		1,140	1,146,916
Prodigy Finance CM DAC, Series 2021-1A, Class D, 9.663%, (1 mo. SOFR + 6.014%), 7/25/51(1)(4)		324	324,883
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)		5,113	5,072,694
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	3,274	2,321,889
Series 2025-1A, Class B, 5.727%, 8/15/50(1)		2,025	1,945,780
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class F, 8.881%, 1/18/33(1)		1,252	1,280,029
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		612	586,680
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		2,154	1,922,559
Series 2021-1, Class A2I, 2.865%, 7/30/51(1)		1,810	1,700,245
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2, 5.525%, 10/25/55(1)		3,089	3,066,773
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		2,815	2,793,339
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		1,917	1,884,481
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		1,591	1,560,252
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)		1,315	1,015,039

Calvert
Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(1)	2,938	$ 2,353,803
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,378	709,456
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	718	643,700
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	3,473	3,139,904
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	275	266,426
Tesla Sustainable Energy Business Trust, Series 2026-1A, Class C, 6.35%, 5/20/52(1)	1,825	1,835,494
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/28(1)	943	944,594
Truist Bank Auto Credit-Linked Notes:
Series 2025-1, Class C, 6.807%, 9/26/33(1)	2,816	2,811,945
Series 2026-1, Class C, 7.196%, 6/26/34(1)	1,605	1,607,675
U.S. Bank NA, Series 2026-RVM1, Class D, 7.056%, 12/25/46(1)	3,217	3,208,706
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,545	2,441,806
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	2,017	2,067,139
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	1,921	1,878,173
Willis Engine Structured Trust IX, Series 2025-B, Class B, 5.696%, 12/15/50(1)	3,618	3,571,719
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	533	517,121
Series 2020-A, Class C, 6.657%, 3/15/45(1)	109	107,772
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)	92	93,117
Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, 6/15/50(1)	1,544	1,544,809
Total Asset-Backed Securities (identified cost $153,571,605)		$148,689,598

Collateralized Mortgage Obligations — 8.8%

Security	Principal Amount (000's omitted)	Value
Big Sky Funding LLC, 5.75%, 10/20/35(5)	$4,049	$ 4,049,477
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(2)	3,770	3,798,518
Champs Trust:
Series 2024-1, Class A, 11.105%, 7/25/59(1)(5)	1,222	1,251,298
Series 2024-2, Class A, 7.997%, 11/25/59(1)(5)	777	801,178
Series 2024-3, Class A, 9.05%, 1/25/60(1)(5)	871	899,235
Series 2025-2, Class A, 7.639%, 10/25/60(1)(5)	3,485	3,612,393
Series 2026-1, Class A, 8.913%, 9/25/61(1)	2,482	2,590,355
Security	Principal Amount (000's omitted)	Value
Eagle Re Ltd., Series 2021-2, Class M1C, 7.078%, (30-day SOFR Average + 3.45%), 4/25/34(1)(4)	$76	$ 76,422
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	191	199,861
Series 5397, Class FE, 4.888%, (30-day SOFR Average + 1.26%), 4/25/54(4)	2,981	3,016,682
Series 5400, Class FB, 4.728%, (30-day SOFR Average + 1.10%), 4/25/54(4)	2,583	2,599,303
Series 5413, Class MZ, 6.00%, 5/25/54	1,469	1,528,923
Series 5438, Class FE, 4.928%, (30-day SOFR Average + 1.30%), 8/25/54(4)	4,813	4,854,782
Series 5460, Class FA, 4.678%, (30-day SOFR Average + 1.05%), 10/25/54(4)	4,728	4,754,896
Series 5475, Class FJ, 4.878%, (30-day SOFR Average + 1.25%), 11/25/54(4)	2,675	2,684,900
Series 5483, Class FB, 5.058%, (30-day SOFR Average + 1.43%), 12/25/54(4)	2,238	2,259,805
Series 5499, Class FN, 4.628%, (30-day SOFR Average + 1.00%), 2/25/55(4)	1,607	1,606,470
Series 5499, Class FQ, 4.778%, (30-day SOFR Average + 1.15%), 2/25/55(4)	3,118	3,143,126
Series 5527, Class FA, 4.628%, (30-day SOFR Average + 1.00%), 4/25/55(4)	2,114	2,116,908
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 11.892%, (30-day SOFR Average + 8.264%), 7/25/49(1)(4)	500	549,303
Series 2021-DNA2, Class B2, 9.628%, (30-day SOFR Average + 6.00%), 8/25/33(1)(4)	1,959	2,441,443
Series 2022-DNA2, Class B2, 12.128%, (30-day SOFR Average + 8.50%), 2/25/42(1)(4)	980	1,026,141
Federal National Mortgage Association:
Series 2024-15, Class FA, 4.828%, (30-day SOFR Average + 1.20%), 4/25/54(4)	5,120	5,151,972
Series 2024-25, Class FB, 4.778%, (30-day SOFR Average + 1.15%), 5/25/54(4)	4,127	4,148,679
Series 2024-63, Class FH, 4.728%, (30-day SOFR Average + 1.10%), 9/25/54(4)	2,226	2,240,723
Series 2024-79, Class FA, 4.728%, (30-day SOFR Average + 1.10%), 11/25/54(4)	5,599	5,620,363
Series 2024-82, Class FY, 4.928%, (30-day SOFR Average + 1.30%), 11/25/54(4)	2,425	2,443,506
Series 2024-84, Class FJ, 5.098%, (30-day SOFR Average + 1.47%), 11/25/54(4)	2,736	2,756,205
Series 2024-84, Class JF, 5.098%, (30-day SOFR Average + 1.47%), 11/25/54(4)	1,205	1,218,955
Series 2024-103, Class FH, 4.878%, (30-day SOFR Average + 1.25%), 1/25/55(4)	3,769	3,794,389
Series 2025-63, Class FA, 4.778%, (30-day SOFR Average + 1.15%), 8/25/55(4)	3,935	3,955,888
Series 2025-109, Class FC, 4.628%, (30-day SOFR Average + 1.00%), 11/25/54(4)	3,381	3,387,960
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.092%, (30-day SOFR Average + 4.464%), 7/25/31(1)(4)	953	1,004,181
Series 2019-R06, Class 2B1, 7.492%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	1,383	1,395,036

Calvert
Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R07, Class 1B1, 7.142%, (30-day SOFR Average + 3.514%), 10/25/39(1)(4)	$3,446	$ 3,477,345
Series 2020-R02, Class 2B1, 6.742%, (30-day SOFR Average + 3.114%), 1/25/40(1)(4)	1,497	1,514,674
Series 2021-R01, Class 1B2, 9.628%, (30-day SOFR Average + 6.00%), 10/25/41(1)(4)	4,457	4,531,014
Series 2021-R02, Class 2B1, 6.928%, (30-day SOFR Average + 3.30%), 11/25/41(1)(4)	543	548,988
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	716	746,215
Series 2023-84, Class MW, 6.00%, 6/20/53	751	779,512
Series 2023-98, Class BW, 6.00%, 7/20/53	832	866,757
Series 2023-99, Class AL, 6.00%, 7/20/53	832	866,836
Series 2023-101, Class FM, 4.509%, (30-day SOFR Average + 0.90%), 7/20/53(4)	1,207	1,210,807
Series 2023-102, Class SG, 9.098%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(6)	607	629,143
Series 2023-116, Class CY, 6.00%, 8/20/53	1,959	2,040,103
Series 2023-116, Class DF, 4.709%, (30-day SOFR Average + 1.10%), 8/20/53(4)	2,357	2,374,899
Series 2023-164, Class EL, 6.00%, 11/20/53	970	1,006,878
Series 2023-173, Class AX, 6.00%, 11/20/53	855	887,511
Series 2024-30, Class LF, 4.609%, (30-day SOFR Average + 1.00%), 2/20/54(4)	1,370	1,375,310
Series 2024-46, Class AL, 6.00%, 3/20/54	898	936,110
Series 2024-131, Class FE, 4.609%, (30-day SOFR Average + 1.00%), 8/20/54(4)	1,952	1,959,548
Series 2025-188, Class FH, 4.609%, (30-day SOFR Average + 1.00%), 8/20/54(4)	1,707	1,710,579
loanDepot FAMSR Master Trust, Series 2025-FT1, Class A, 6.398%, (1 mo. SOFR + 2.75%), 12/19/30(1)(4)	1,317	1,324,033
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	2,383	2,411,950
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.848%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	687	695,637
Series 2025-GT1, Class A, 6.098%, (1 mo. SOFR + 2.45%), 8/26/30(1)(4)	2,410	2,424,284
Series 2026-GT1, Class A, 3.648%, (1 mo. SOFR), 5/25/31(1)(4)	2,370	2,381,850
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.092%, (30-day SOFR Average + 1.50%), 12/25/55(1)(4)	2,604	2,615,226
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(5)	1,706	1,712,698
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(5)	1,667	1,672,856
Triangle Re Ltd., Series 2021-3, Class B1, 8.578%, (30-day SOFR Average + 4.95%), 2/25/34(1)(4)	2,202	2,234,581
Total Collateralized Mortgage Obligations (identified cost $130,889,708)		$131,914,620

Commercial Mortgage-Backed Securities — 6.5%

Security	Principal Amount* (000’s omitted)		Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(5)		11,165	$ 10,302,988
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(5)		4,545	4,105,667
BFLD Commercial Mortgage Trust, Series 2025-660F, Class D, 6.375%, (1 mo. SOFR + 2.75%), 11/15/42(1)(4)		2,215	2,230,103
BFLD Trust, Series 2025-FPM, Class B, 5.78%, 10/10/40(1)(5)		2,877	2,883,066
BX Trust:
Series 2025-DELC, Class D, 6.225%, (1 mo. SOFR + 2.60%), 12/15/42(1)(4)		3,175	3,192,496
Series 2025-GW, Class E, 7.275%, (1 mo. SOFR + 3.65%), 7/15/42(1)(4)		3,955	3,991,236
Series 2026-CLS, Class C, 5.975%, (1 mo. SOFR + 2.35%), 5/15/43(1)(4)		2,140	2,149,669
Caister Finance DAC, Series 1A, Class C, 6.587%, (SONIA + 2.84%), 8/17/35(1)(4)	GBP	2,101	2,788,502
CRSNT Trust, Series 2026-MOON, Class E, 7.125%, (1 mo. SOFR + 3.50%), 2/15/43(1)(4)		2,500	2,517,400
CSMC Trust:
Series 2021-BPNY, Class A, 7.455%, (1 mo. SOFR + 3.829%), 8/15/26(1)(4)		5,173	5,163,334
Series 2022-CNTR, Class A, 7.57%, (1 mo. SOFR + 3.944%), 1/9/25(1)(4)		687	72,163
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.018%, 8/10/42(1)(5)		2,052	2,114,405
Extended Stay America Trust:
Series 2025-ESH, Class E, 6.975%, (1 mo. SOFR + 3.35%), 10/15/42(1)(4)		2,448	2,476,547
Series 2025-ESH, Class F, 7.725%, (1 mo. SOFR + 4.10%), 10/15/42(1)(4)		2,382	2,412,159
Series 2026-ESH2, Class E, 6.525%, (1 mo. SOFR + 2.90%), 2/15/43(1)(4)		2,216	2,244,031
Series 2026-ESH2, Class F, 7.375%, (1 mo. SOFR + 3.75%), 2/15/43(1)(4)		1,724	1,747,945
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 7.875%, (1 mo. SOFR + 4.25%), 12/15/39(1)(4)		2,030	2,051,087
Great Wolf Trust:
Series 2024-WLF2, Class D, 6.565%, (1 mo. SOFR + 2.939%), 5/15/41(1)(4)		2,954	2,981,471
Series 2024-WOLF, Class E, 7.264%, (1 mo. SOFR + 3.64%), 3/15/39(1)(4)		1,840	1,857,567
Series 2024-WOLF, Class F, 8.063%, (1 mo. SOFR + 4.438%), 3/15/39(1)(4)		2,481	2,507,548
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 5.875%, (1 mo. SOFR + 2.25%), 3/15/42(1)(4)		1,030	1,031,892
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		2,485	91,324
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(5)		1,120	14,700
Series 2025-PHNY, Class A, 5.269%, (1 mo. SOFR + 1.644%), 1/15/41(1)(4)		1,954	1,961,376

Calvert
Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
JPMorgan Chase Commercial Mortgage Securities Trust: (continued)
Series 2026-FUN, Class A, 5.25%, (1 mo. SOFR + 1.65%), 6/15/39(1)(4)		3,173	$ 3,182,534
Series 2026-FUN, Class B, 5.50%, (1 mo. SOFR + 1.90%), 6/15/39(1)(4)		1,968	1,975,019
JW Commercial Mortgage Trust, Series 2026-MRCO, Class A, 5.125%, (1 mo. SOFR + 1.50%), 6/15/39(1)(4)		1,560	1,566,300
LBTY Commercial Mortgage Trust, Series 2026-225L, Class E, 6.797%, 2/10/43(1)(5)		4,550	4,483,830
NYC Commercial Mortgage Trust, Series 2025-3BP, Class E, 7.165%, (1 mo. SOFR + 3.539%), 2/15/42(1)(4)		1,550	1,557,966
ORL Trust, Series 2024-GLKS, Class F, 8.064%, (1 mo. SOFR + 4.438%), 12/15/39(1)(4)		3,060	3,076,361
PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 5.927%, 8/10/42(1)(5)		1,475	1,507,268
PFDR Trust, Series 2026-DLVR, Class A, 5.313%, (1 mo. SOFR + 1.70%), 6/15/43(1)(4)		2,843	2,847,342
PNW Trust, Series 2026-ARTE, Class A, 5.337%, (1 mo. SOFR + 1.711%), 4/15/41(1)(4)		2,130	2,127,130
TX Trust, Series 2024-HOU, Class E, 8.013%, (1 mo. SOFR + 4.387%), 6/15/39(1)(4)		2,908	2,930,392
U.K. Logistics DAC:
Series 2024-1A, Class D, 7.747%, (SONIA + 4.00%), 5/17/34(1)(4)	GBP	733	975,000
Series 2024-1A, Class E, 8.747%, (SONIA + 5.00%), 5/17/34(1)(4)	GBP	366	487,443
Series 2026-2A, Class D, 6.583%, (SONIA + 2.85%), 8/15/36(1)(4)	GBP	2,464	3,277,214
Wells Fargo Commercial Mortgage Trust:
Series 2025-1918, Class B, 6.213%, 9/15/40(1)(5)		880	869,393
Series 2025-1918, Class C, 6.915%, 9/15/40(1)(5)		940	924,884
Series 2026-1250B, Class C, 5.588%, 3/10/41(1)(5)		2,506	2,468,816
Total Commercial Mortgage-Backed Securities (identified cost $101,522,125)			$97,145,568

Common Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Enviva LLC(7)(8)	60,332	$ 1,179,491
Total Common Stocks (identified cost $399,546)		$ 1,179,491

Convertible Bonds — 0.6%

Security	Principal Amount (000's omitted)	Value
Communications — 0.0%†
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$385	$ 477,785
		$ 477,785
Consumer, Non-cyclical — 0.2%
Alnylam Pharmaceuticals, Inc., 0.00%, 9/15/28(1)	$500	$ 462,534
Ionis Pharmaceuticals, Inc., 0.00%, 12/1/30(1)	600	640,500
Jazz Investments I Ltd., 3.125%, 9/15/30	445	759,058
Shift4 Payments, Inc., 0.50%, 8/1/27	435	415,425
Zoetis, Inc., 0.25%, 6/15/29(1)	500	455,017
		$2,732,534
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$480	$478,536
Digital Realty Trust LP, 1.875%, 11/15/29(1)	485	520,890
Federal Realty OP LP, 3.25%, 1/15/29(1)	470	518,645
		$1,518,071
Technology — 0.3%
Akamai Technologies, Inc., 1.125%, 2/15/29	$490	$584,000
Cloudflare, Inc., 0.00%, 6/15/30	500	633,500
Datadog, Inc., 0.00%, 12/1/29	560	797,440
ON Semiconductor Corp., 0.50%, 3/1/29	515	621,862
Parsons Corp., 2.625%, 3/1/29	505	498,082
Zscaler, Inc., 0.00%, 7/15/28(1)	500	462,500
		$3,597,384
Total Convertible Bonds (identified cost $7,463,761)		$8,325,774

Corporate Bonds — 36.8%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.4%
Celanese U.S. Holdings LLC, 7.35%, 11/15/28	2,556	$ 2,663,761
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	2,996	2,965,209
		$ 5,628,970
Communications — 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	2,300	$ 2,272,370
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	4,457	2,879,952
5.375%, 5/1/47	7,163	5,802,059
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	2,170	2,261,947

Calvert
Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Communications (continued)
Iliad Holding SAS, 7.00%, 4/15/32(1)	2,160	$ 2,204,079
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	1,000	1,017,085
8.00%, 8/1/29(1)	2,235	2,240,938
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 4/15/36(1)	3,605	3,428,920
TELUS Corp., 6.375% to 3/9/31, 6/9/56(9)	7,525	7,529,188
Videotron Ltd., 3.625%, 6/15/29(1)	3,200	3,087,056
Zegona Finance PLC, 8.625%, 7/15/29(1)	2,399	2,505,897
		$35,229,491
Consumer, Cyclical — 2.5%
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51	3,299	$2,043,879
AS Mileage Plan IP Ltd., 5.021%, 10/20/29(1)	906	898,785
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	2,950	2,823,194
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	3,478	3,585,801
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	4,833	4,829,968
Ford Motor Credit Co. LLC:
6.532%, 3/19/32	3,457	3,574,340
7.35%, 3/6/30	4,125	4,364,053
General Motors Co., 5.15%, 4/1/38	3,100	2,954,798
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	2,620	2,552,272
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	2,903	2,905,723
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	2,920	2,811,412
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)(10)	3,835	3,772,203
		$37,116,428
Consumer, Non-cyclical — 2.4%
Centene Corp.:
3.375%, 2/15/30	1,171	$1,092,009
4.625%, 12/15/29	1,768	1,715,996
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)(10)	1,608	1,631,265
HCA, Inc., 4.60%, 11/15/32	4,576	4,458,413
Herc Holdings, Inc.:
6.00%, 3/15/34(1)	550	546,912
7.25%, 6/15/33(1)	2,155	2,248,219
ICON Investments Six DAC, 5.809%, 5/8/27	2,050	2,066,416
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	850	896,673
10.00%, 6/1/32(1)	1,925	1,924,156
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	2,875	2,861,903
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	2,366	2,230,497
5.34%, 5/19/63	4,000	3,682,718
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	2,410	2,416,294
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	3,181	3,195,453
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	2,132	2,012,790
Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		2,785	$ 2,882,060
			$ 35,861,774
Diversified — 0.2%
Inversiones La Construccion SA, 4.75%, 2/7/32(11)		2,962	$ 2,847,519
			$ 2,847,519
Energy — 0.5%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		1,705	$ 943,291
6.45%, 3/5/34(1)		500	276,563
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,793	2,703,674
WBI Operating LLC, 6.25%, 10/15/30(1)		2,770	2,786,897
			$6,710,425
Financial — 23.8%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(9)		1,600	$1,608,975
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 5/15/31(1)		1,484	1,470,935
Ally Financial, Inc., 5.548% to 7/31/32, 7/31/33(9)		2,275	2,257,101
American National Group, Inc.:
6.00%, 7/15/35		2,829	2,819,901
6.144%, 6/13/32(1)		2,588	2,670,360
7.00% to 12/1/30, 12/1/55(9)		2,992	2,923,784
Antares Holdings LP:
3.75%, 7/15/27(1)		1,050	1,031,273
6.625%, 6/10/31(1)		1,785	1,785,918
Apollo Global Management, Inc., 5.70%, 3/30/36		3,080	3,091,861
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(9)(11)	EUR	1,945	2,614,766
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)		2,660	2,682,268
Athene Holding Ltd., 6.625%, 5/19/55		6,647	6,468,839
Azorra Finance Ltd., 7.75%, 4/15/30(1)		1,745	1,811,462
Bain Capital Specialty Finance, Inc., 5.95%, 3/1/31		3,545	3,427,056
Banco Mercantil del Norte SA:
8.00% to 1/24/33(1)(9)(12)		1,800	1,804,050
8.375% to 5/20/31(1)(9)(10)(12)		3,291	3,374,098
8.45% to 6/24/36(1)(9)(12)		1,765	1,769,277
Banco Santander SA, 9.625% to 11/21/28(9)(12)		2,000	2,179,792
Bank of America Corp.:
1.922% to 10/24/30, 10/24/31(9)		5,600	4,970,081
4.456% to 2/6/31, 2/6/32(9)		12,261	12,048,040
4.695% to 4/23/31, 4/23/32(9)		2,066	2,049,065
5.511% to 1/24/35, 1/24/36(9)		3,220	3,289,436
5.872% to 9/15/33, 9/15/34(9)		2,425	2,535,479
Bank of Ireland Group PLC, 4.997% to 11/12/31, 11/12/32(1)(9)		1,475	1,474,346
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(9)		3,656	3,826,008
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(9)		5,840	6,164,400
Barclays PLC, 8.00% to 3/15/29(9)(12)		4,670	4,917,370

Calvert
Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(9)	4,897	$ 4,804,692
8.125% to 1/8/34, 1/8/39(1)(9)	2,637	2,814,038
8.45% to 6/29/33, 6/29/38(1)(9)	2,077	2,242,344
Blue Owl Credit Income Corp., 6.60%, 9/15/29	850	855,848
Blue Owl Finance LLC, 6.25%, 4/18/34(10)	1,483	1,452,475
BNP Paribas SA:
7.75% to 8/16/29(1)(9)(10)(12)	1,714	1,796,251
8.00% to 8/22/31(1)(9)(10)(12)	1,340	1,438,239
Brookfield Asset Management Ltd., 5.298%, 1/15/36	5,197	5,068,849
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(9)	4,908	4,762,863
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(9)	4,700	4,832,277
CI Financial Corp.:
3.20%, 12/17/30	1,430	1,292,426
7.50%, 5/30/29(1)	5,822	6,103,854
Citadel LP, 6.375%, 1/23/32(1)	5,050	5,261,235
CRC Insurance Group LLC, 7.125%, 6/1/31(1)	2,665	2,658,088
Enact Holdings, Inc., 6.25%, 5/28/29	4,195	4,319,173
EPR Properties:
3.60%, 11/15/31	1,930	1,770,055
4.75%, 11/15/30	658	644,181
4.95%, 4/15/28	2,526	2,527,368
Essent Group Ltd., 6.25%, 7/1/29	2,091	2,156,631
Extra Space Storage LP, 2.55%, 6/1/31	725	650,215
Fifth Third Bancorp, 6.361% to 10/27/27, 10/27/28(9)	3,000	3,067,571
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	2,280	2,295,340
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	4,380	4,479,136
Global Atlantic Fin Co.:
6.75%, 3/15/54(1)	5,590	5,335,017
7.25% to 3/1/31, 3/1/56(1)(9)	2,881	2,825,624
7.95% to 7/15/29, 10/15/54(1)(9)	3,372	3,398,153
HA Sustainable Infrastructure Capital, Inc.:
5.95%, 7/15/33(1)	890	894,112
6.375%, 7/1/34	6,444	6,575,104
8.00% to 3/1/31, 6/1/56(9)	1,964	2,081,866
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(9)	4,008	4,150,686
ING Groep NV, 8.00% to 5/16/30(9)(11)(12)	1,820	1,940,853
Intact Financial Corp., 5.459%, 9/22/32(1)	3,301	3,388,623
Intesa Sanpaolo SpA, 4.95% to 6/1/41, 6/1/42(1)(9)	3,085	2,694,431
Jefferies Financial Group, Inc.:
5.125%, 4/28/31	3,224	3,183,439
5.50%, 2/15/36	2,491	2,405,030
6.20%, 4/14/34	1,666	1,705,689
JPMorgan Chase & Co.:
4.255% to 10/22/30, 10/22/31(9)	7,556	7,388,722
4.622% to 4/23/31, 4/23/32(9)	7,067	6,987,002
4.898% to 1/22/36, 1/22/37(9)	1,792	1,745,678
6.087% to 10/23/28, 10/23/29(9)	6,557	6,757,438
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Jyske Realkredit AS, 3.50%, 10/1/56	DKK	16,794	$ 2,466,971
KBC Group NV, 4.454% to 9/23/30, 9/23/31(1)(9)		1,200	1,178,996
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)		7,576	7,523,504
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		1,476	1,435,292
4.375%, 5/15/31(1)		1,475	1,418,314
5.75%, 6/15/35		3,210	3,219,396
Marex Group PLC:
5.68%, 4/21/31		407	407,328
6.404%, 11/4/29		4,503	4,616,665
Midcap Financial Issuer Trust:
5.37%, 4/15/29(1)		2,505	2,492,325
5.823%, (3 mo. SOFR + 2.15%), 1/15/31(1)(4)		2,290	2,318,900
NatWest Group PLC, 5.115% to 5/23/30, 5/23/31(9)		5,608	5,641,928
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	DKK	5,673	837,425
3.50%, 10/1/56	DKK	60,325	8,853,594
3.50%, 10/1/56	DKK	2,661	385,829
Nuveen LLC, 5.85%, 4/15/34(1)		2,216	2,270,180
Nykredit Realkredit AS:
3.50%, 4/1/53(11)	DKK	100,077	14,860,773
3.50%, 10/1/56(11)	DKK	113,659	16,724,336
Oaktree Strategic Credit Fund, 8.40%, 11/14/28		3,025	3,172,623
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28		845	853,888
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(9)		2,350	2,405,895
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(9)		715	733,340
Raymond James Financial, Inc., 5.65%, 9/11/55(10)		3,805	3,701,715
Realkredit Danmark AS, 3.50%, 10/1/56(11)	DKK	96,564	14,163,369
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		4,128	3,864,653
Royal Bank of Canada, 4.612% to 5/3/31, 5/3/32(9)		699	691,266
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		3,848	3,771,225
Stifel Financial Corp., 4.00%, 5/15/30		2,424	2,344,618
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(9)		6,955	7,193,153
UBS Group AG:
4.214% to 4/10/29, 4/10/30(1)(9)		744	731,860
9.25% to 11/13/28(1)(9)(12)		3,150	3,391,911
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)		1,720	1,729,789
5.861% to 6/19/27, 6/19/32(1)(9)		3,643	3,662,628
UWM Holdings LLC, 6.25%, 3/15/31(1)		3,009	2,684,038
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(9)		1,952	1,743,239
Willis North America, Inc.:
4.55%, 3/15/31		3,755	3,688,770
5.15%, 3/15/36		1,810	1,775,429
			$356,771,722

Calvert
Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Government — 0.3%
International Finance Corp., 0.00%, 2/22/38	MXN	260,000	$ 5,169,709
			$ 5,169,709
Industrial — 1.2%
Calderys Financing LLC, 11.25%, 6/1/28(1)		2,100	$ 2,177,776
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)		1,100	1,068,485
8.75%, 4/15/30(1)		1,600	1,579,549
Hexcel Corp., 5.875%, 2/26/35		915	948,688
Masterbrand, Inc., 7.00%, 7/15/32(1)(10)		2,919	2,960,855
Reworld Holding Corp., 4.875%, 12/1/29(1)		2,750	2,625,142
Seaspan Corp. Pte. Ltd., 5.50%, 8/1/29(1)		2,250	2,209,215
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		2,724	2,730,952
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)		2,320	2,189,115
			$18,489,777
Technology — 1.5%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		2,071	$1,855,247
Cloud Software Group, Inc., 9.00%, 9/30/29(1)		2,325	2,258,486
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		2,500	2,542,580
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)		2,750	2,878,291
Oracle Corp.:
3.60%, 4/1/50		8,717	5,305,067
3.95%, 3/25/51		903	578,210
5.55%, 2/6/53		2,180	1,757,505
5.70%, 2/4/36		2,744	2,658,405
6.00%, 8/3/55		375	319,533
6.55%, 2/4/46		1,125	1,061,101
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)		1,516	1,672,622
			$22,887,047
Utilities — 1.6%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(11)	EUR	1,300	$1,512,359
6.375%, 2/15/32(1)		1,339	1,343,024
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		1,129	1,028,023
Engie SA, 5.625%, 4/10/34(1)		4,150	4,296,129
NextEra Energy Capital Holdings, Inc.:
4.75% to 11/26/35, 2/26/56(9)	EUR	5,985	6,774,456
5.45%, 3/15/35(10)		3,645	3,701,839
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		2,094	2,051,410
Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)(10)	1,250	$ 1,333,794
8.625%, 3/15/33(1)	2,450	2,628,233
		$ 24,669,267
Total Corporate Bonds (identified cost $552,807,480)		$ 551,382,129

Exchange-Traded Funds — 0.4%

Security	Shares	Value
Fixed-Income Funds — 0.4%
Calvert Ultra-Short Investment Grade ETF(13)	110,000	$ 5,570,400
Total Exchange-Traded Funds (identified cost $5,589,250)		$ 5,570,400

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(8)(14)	$1,000	$ 998,610
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(8)(14)	1,000	998,450
Total High Social Impact Investments (identified cost $2,000,000)		$ 1,997,060

Preferred Stocks — 0.9%

Security	Shares	Value
Insurance — 0.3%
Aspen Insurance Holdings Ltd., 7.00%	197,786	$ 4,604,457
		$ 4,604,457
Real Estate Management & Development — 0.4%
Brookfield Property Partners LP:
Series A, 5.75%	70,736	$ 918,861
Series A2, 6.375%	382,000	5,523,720
		$ 6,442,581
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 6.25%	135,944	$3,157,979
		$3,157,979
Total Preferred Stocks (identified cost $17,962,849)		$14,205,017

Calvert
Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 4.2%(15)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	$1,427	$ 1,432,165
Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	543	544,750
		$ 1,976,915
Broadline Retail — 0.2%
Peer Holding III BV, Term Loan, 7/1/31(16)	$2,911	$ 2,920,463
		$ 2,920,463
Capital Markets — 0.1%
Focus Financial Partners LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 9/15/31	$1,478	$1,444,978
		$1,444,978
Chemicals — 0.2%
Charter NEX U.S., Inc., Term Loan, 6.114%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	$2,976	$2,980,709
		$2,980,709
Commercial Services & Supplies — 0.3%
MV Holding GmbH, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 3/17/32	$2,475	$2,478,967
Prime Security Services Borrower LLC, Term Loan, 5.619%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	2,975	2,959,522
		$5,438,489
Diversified Consumer Services — 0.2%
Belron Finance 2019 LLC, Term Loan, 5.657%, (3 mo. USD Term SOFR + 2.00%), 10/16/31	$2,456	$2,457,777
		$2,457,777
Entertainment — 0.2%
Delta 2 (LUX) SARL, Term Loan, 5.482%, (3 mo. USD Term SOFR + 1.75%), 9/30/31	$2,500	$2,503,125
		$2,503,125
Financial Services — 0.2%
CPI Holdco B LLC, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$2,456	$2,449,593
		$2,449,593
Food Products — 0.2%
Froneri Lux Finco SARL, Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/31	$2,977	$2,959,642
		$2,959,642
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services — 0.2%
CNT Holdings I Corp., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 11/8/32	$2,970	$ 2,975,943
		$ 2,975,943
Insurance — 0.9%
Alliant Holdings Intermediate LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	$2,953	$ 2,916,804
AmWINS Group, Inc., Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 1/30/32	2,446	2,398,373
HUB International Ltd., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	3,157	3,157,316
Ryan Specialty Group LLC, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 9/15/31	1,970	1,968,769
USI, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	2,947	2,941,336
		$13,382,598
IT Services — 0.1%
Sedgwick Claims Management Services, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$1,960	$1,938,870
		$1,938,870
Machinery — 0.4%
Alliance Laundry Systems LLC, Term Loan, 5.894% - 5.913%, (1 mo. USD Term SOFR + 2.25%, 3 mo. USD Term SOFR + 2.25%), 8/19/31	$904	$905,467
Gates Global LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	2,456	2,455,402
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	2,948	2,964,239
		$6,325,108
Pharmaceuticals — 0.2%
Jazz Financing Lux SARL, Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	$2,964	$2,975,152
		$2,975,152
Professional Services — 0.2%
Trans Union LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$2,463	$2,459,422
		$2,459,422
Software — 0.3%
CCC Intelligent Solutions, Inc., Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$978	$965,181
Epicor Software Corp., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	1,477	1,415,391
McAfee LLC, Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	1,478	1,317,191

Calvert
Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Open Text Corp., Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	$1,440	$ 1,412,038
		$ 5,109,801
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	$1,815	$ 1,811,186
		$ 1,811,186
Transportation Infrastructure — 0.1%
KKR Apple Bidco LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	$1,478	$ 1,480,588
		$ 1,480,588
Total Senior Floating-Rate Loans (identified cost $64,138,593)		$63,590,359

Sovereign Government Bonds — 1.0%

Security	Principal Amount (000’s omitted)		Value
Brazil — 0.8%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/33	BRL	72,000	$ 11,588,152
			$ 11,588,152
Romania — 0.2%
Romania Government International Bonds:
3.75%, 2/7/34(11)	EUR	405	$ 419,640
5.625%, 2/22/36(1)	EUR	2,800	3,233,409
			$ 3,653,049
Total Sovereign Government Bonds (identified cost $15,935,593)			$ 15,241,201

U.S. Government Agency Mortgage-Backed Securities — 16.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, 11/1/54	$10,997	$ 10,850,889
5.50%, with various maturities to 2055	55,743	56,084,001
Federal National Mortgage Association:
5.00%, 1/1/54	3,480	3,437,239
5.50%, with various maturities to 2055	22,251	22,381,671
Government National Mortgage Association II, 5.50%, 12/20/55(17)	2,720	2,736,272
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(18)	9,850	9,205,517
Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security: (continued)
4.50%, 30-Year, TBA(18)	$60,539	$ 58,039,399
5.00%, 30-Year, TBA(18)	79,054	77,685,911
5.50%, 30-Year, TBA(18)	6,144	6,165,360
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $246,265,885)		$ 246,586,259

U.S. Treasury Obligations — 11.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.25%, 5/15/50	$188	$ 89,509
1.375%, 8/15/50	162	79,507
2.25%, 8/15/46	707	461,345
3.00%, 2/15/49	2,055	1,498,866
4.00%, 11/15/52	24,454	20,927,275
4.625%, 2/15/46	5,695	5,468,090
4.75%, 11/15/43	32,372	31,851,013
U.S. Treasury Notes:
0.625%, 8/15/30	3,891	3,370,199
1.25%, 8/15/31	440	380,359
1.375%, 11/15/31	2,525	2,181,018
1.875%, 2/28/29	11	10,371
1.875%, 2/15/32	177	156,168
2.75%, 7/31/27	355	349,841
2.875%, 5/15/32	6,262	5,814,610
3.50%, 1/31/30	654	639,387
3.75%, 5/31/30	2,937	2,891,052
3.875%, 4/30/30	64,289	63,599,651
4.00%, 2/28/30	15,271	15,180,627
4.125%, 2/28/27	3,788	3,790,796
4.125%, 11/30/29	58	57,916
4.125%, 2/15/36	167	162,955
4.25%, 5/15/35	3,807	3,762,535
4.25%, 8/15/35	1,927	1,902,687
4.50%, 5/31/29	281	283,574
4.625%, 2/15/35	7,126	7,239,849
Total U.S. Treasury Obligations (identified cost $172,390,983)		$172,149,200

Calvert
Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(7)(19)	$2,538,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 12.1%
Affiliated Fund — 11.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(20)	172,897,626	$ 172,897,626
Total Affiliated Fund (identified cost $172,897,626)		$ 172,897,626
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(21)	8,390,915	$ 8,390,915
Total Securities Lending Collateral (identified cost $8,390,915)		$ 8,390,915
Total Short-Term Investments (identified cost $181,288,541)		$ 181,288,541
Total Investments — 109.3% (identified cost $1,652,225,919)		$1,639,265,217
Other Assets, Less Liabilities — (9.3)%		$ (138,892,481)
Net Assets — 100.0%		$1,500,372,736

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $526,422,991 or 35.1% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at June 30, 2026.
(3)	When-issued security.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2026.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at June 30, 2026.
(7)	Non-income producing security.
(8)	Restricted security. Total market value of restricted securities amounts to $3,176,551, which represents 0.2% of the net assets of the Fund as of June 30, 2026.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $13,872,262 and the total market value of the collateral received by the Fund was $14,536,760, comprised of cash of $8,390,915 and U.S. government and/or agencies securities of $6,145,845.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of these securities is $55,083,615 or 3.6% of the Fund's net assets.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Affiliated fund.
(14)	May be deemed to be an affiliated company.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	This Senior Loan will settle after June 30, 2026, at which time the interest rate will be determined.
(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(18)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(20)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
(21)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	23,897,895	USD	4,516,450	JPMorgan Chase Bank, N.A.	9/16/26	$29,837	$ —
BRL	3,174,501	USD	603,059	JPMorgan Chase Bank, N.A.	9/16/26	852	—
HUF	1,129,392,360	EUR	3,174,641	Goldman Sachs International	9/16/26	—	(21,761)
HUF	85,220,514	USD	272,450	Goldman Sachs International	9/16/26	482	—
HUF	1,143,489,006	USD	3,735,576	Goldman Sachs International	9/16/26	—	(73,372)
INR	356,033,420	USD	3,741,026	Bank of America, N.A.	9/16/26	—	(1,292)
INR	147,552,865	USD	1,549,111	BNP Paribas	9/16/26	767	—
KRW	7,727,921	USD	5,055	JPMorgan Chase Bank, N.A.	9/16/26	—	(53)
USD	4,285,643	CAD	5,947,496	State Street Bank and Trust Company	9/16/26	77,946	—
USD	58,859,153	DKK	378,470,241	JPMorgan Chase Bank, N.A.	9/16/26	770,703	—
USD	1,802,593	EUR	1,549,289	Barclays Bank PLC	9/16/26	26,776	—
USD	1,514,146	EUR	1,324,003	Barclays Bank PLC	9/16/26	—	(3,445)
USD	32,547,219	EUR	28,013,512	JPMorgan Chase Bank, N.A.	9/16/26	437,740	—
USD	7,611,972	GBP	5,673,877	Citibank, N.A.	9/16/26	85,898	—
MXN	5,590,293	USD	317,921	Bank of America, N.A.	9/17/26	—	(261)
MXN	207,939,929	USD	11,918,387	UBS AG	9/17/26	—	(102,510)
						$1,431,001	$(202,694)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	801	Long	9/30/26	$165,112,382	$(14,017)
U.S. 5-Year Treasury Note	157	Long	9/30/26	16,806,359	(6,083)
U.S. 10-Year Treasury Note	397	Long	9/21/26	43,626,578	167,755
U.S. Long Treasury Bond	821	Long	9/21/26	93,183,500	1,630,771
U.S. Ultra 10-Year Treasury Note	1,511	Long	9/21/26	169,940,281	1,188,159
U.S. Ultra-Long Treasury Bond	118	Long	9/21/26	13,706,438	86,272
Euro-Bund	(399)	Short	9/8/26	(58,053,970)	(550,339)
					$2,502,518
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	5,100	Receives	SOFR (pays annually)	4.15% (pays annually)	2/15/46	$53,968	$—	$53,968
Total						$ 53,968	$ —	$ 53,968

Calvert
Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$2,500	5.50% (pays monthly)(4)	5.83%	10/10/29	$(13,469)	$—	$(13,469)
Total		$2,500				$(13,469)	$ —	$(13,469)

(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At June 30, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,500,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,000,000
Enviva LLC	12/6/24	399,546
		$2,399,546

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
USD	– United States Dollar

Calvert
Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the fiscal year to date ended June 30, 2026, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the fiscal year to date ended June 30, 2026, the Fund used futures contracts and interest rate swaps to enhance total return, to hedge interest rate risk and to manage duration.
At June 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $180,465,086, which represents 12.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 4,817,925	$ 758,850	$ —	$ —	$ (6,375)	$ 5,570,400	$ 161,453	110,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	1,012,260	—	—	—	(13,650)	998,610	37,500	$1,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	1,013,440	—	—	—	(14,990)	998,450	37,500	$1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	110,595,346	460,078,227	(397,775,947)	—	—	172,897,626	3,652,275	172,897,626
Total				$ —	$(35,015)	$180,465,086	$3,888,728

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$148,689,598	$ —	$148,689,598
Collateralized Mortgage Obligations	—	131,914,620	—	131,914,620
Commercial Mortgage-Backed Securities	—	97,145,568	—	97,145,568

Calvert
Income Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ —	$1,179,491	$ —	$1,179,491
Convertible Bonds	—	8,325,774	—	8,325,774
Corporate Bonds	—	551,382,129	—	551,382,129
Exchange-Traded Funds	5,570,400	—	—	5,570,400
High Social Impact Investments	—	1,997,060	—	1,997,060
Preferred Stocks	14,205,017	—	—	14,205,017
Senior Floating-Rate Loans	—	63,590,359	—	63,590,359
Sovereign Government Bonds	—	15,241,201	—	15,241,201
U.S. Government Agency Mortgage-Backed Securities	—	246,586,259	—	246,586,259
U.S. Treasury Obligations	—	172,149,200	—	172,149,200
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	172,897,626	—	—	172,897,626
Securities Lending Collateral	8,390,915	—	—	8,390,915
Total Investments	$201,063,958	$1,438,201,259	$0	$1,639,265,217
Forward Foreign Currency Exchange Contracts	$ —	$1,431,001	$ —	$1,431,001
Futures Contracts	3,072,957	—	—	3,072,957
Swap Contracts	—	53,968	—	53,968
Total	$204,136,915	$1,439,686,228	$0	$1,643,823,143
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(202,694)	$ —	$(202,694)
Futures Contracts	(570,439)	—	—	(570,439)
Swap Contracts	—	(13,469)	—	(13,469)
Total	$(570,439)	$(216,163)	$ —	$(786,602)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2026 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.